Fair Value Measurements (Details) - Cik 0001821171_qell acquisition corp Member - USD ($)	Dec. 31, 2020	Oct. 02, 2020
Liabilities:
Derivative warrant liabilities	$ 61,495,200	$ 27,791,100
Money Market mutual fund
ASSETS
Investments held in Trust Account	1,437
Level 1 | Recurring
Liabilities:
Derivative warrant liabilities	39,468,000
Level 1 | U.S. Treasury Securities | Recurring
ASSETS
Investments held in Trust Account	379,578,055
Level 3 | Recurring
Liabilities:
Derivative warrant liabilities	$ 22,027,200